UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  				[ ] is a restatement.
                                   				[ ] adds new holding entries.
Institutional Investment Manager Filing this Report:

					Name:     			Rock Point Advisors, LLC
					Address:  			1 Lawson Lane
									P.O. Box 700
									Burlington, VT 05402
					Form 13F File Number:  	28-11103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     				Evan I. Pemberton
Title:    				Chief Compliance Officer
Phone:    				802-864-2266
Signature, 				Place, 				and Date of Signing:
Evan I. Pemberton		        Burlington, VT			08-12-2011
Report type (Check only one.):
					[x]  13F HOLDINGS REPORT.
					[ ]  13F NOTICE.
					[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      	NONE
Form 13F Information Table Entry Total: 	82
Form 13F Information Table Value Total: 	190701

List of Other Included Managers: 		NONE

	FORM 13F INFORMATION TABLE
										  VALUE				INVESTMENT	   	 VOTING AUTHORITY
	NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)     	SHRS		DISCRETION	  SOLE	    SHARED	 NONE
--------------------------------	----------------	-----------	----------- 	--------	----------	--------   ----------	--------

ABB Ltd ADR				SPONSORED ADR		000375204	3710		142963		SOLE		135088		NONE	7875
Accenture				SHS CLASS A		G1151C101	6753		111775		SOLE		104650		NONE	7125
Advanced Energy				COM			007973100	1834		124035		SOLE		117335		NONE	6700
AES					COM			00130H105	770		60466		SOLE		53733		NONE	6733
Agco					COM			001084102	2293		46449		SOLE		43064		NONE	3385
Altria Group				COM			02209S103	233		8817		SOLE		8817		NONE	0
Ameron International			COM			030710107	4933		75102		SOLE		69875		NONE	5227
Anadarko Petroleum			COM			032511107	2811		36625		SOLE		34985		NONE	1640
Annaly Capital Mgmt			COM			035710409	4473		247925		SOLE		233715		NONE	14210
Ascent Media Corp			COM SER A		043632108	2044		38586		SOLE		36611		NONE	1975
Bank of America				COM			060505104	2760		251853		SOLE		235443		NONE	16410
Barrick Gold				COM			067901108	3351		73980		SOLE		69945		NONE	4035
Best Buy				COM			086516101	4915		156470		SOLE		145610		NONE	10860
Capitol Federal Financial		COM			14057J101	2468		209893		SOLE		192015		NONE	17878
Chart Industries			COM PAR			16115Q308	5782		107105		SOLE		100495		NONE	6610
ChevronTexaco				COM			166764100	1411		13723		SOLE		13723		NONE	0
Chiquita Banana				COM			170032809	2874		220747		SOLE		205537		NONE	15210
Covidien				SHS   			G2554F113	3829		71934		SOLE		67124		NONE	4810
Deere					COM			244199105	1788		21680		SOLE		20640		NONE	1040
Devon Energy				COM			25179M103	5004		63498		SOLE		59971		NONE	3527
Dominion Resources			COM			25746U109	290		6000		SOLE		6000		NONE	0
DuPont					COM			263534109	252		4661		SOLE		4161		NONE	500
Eastman Chemical			COM			277432100	320		3133		SOLE		3133		NONE	0
Ecolab					COM			278865100	581		10300		SOLE		10300		NONE	0
Eldorado Gold				COM			284902103	177		12000		SOLE		12000		NONE	0
Emerson Electric			COM			291011104	302		5376		SOLE		5376		NONE	0
Esco Technologies			COM			296315104	1018		27670		SOLE		25695		NONE	1975
Exxon Mobil				COM			30231G102	1865		22920		SOLE		19433		NONE	3487
Flow International			COM			343468104	1946		546590		SOLE		517390		NONE	29200
Fluor Corporation			COM			343412102	3653		56503		SOLE		52478		NONE	4025
General Electric			COM			369604103	902		47809		SOLE		42692		NONE	5117
General Mills				COM			370334104	893		24000		SOLE		24000		NONE	0
General Motors				COM			37045V100	416		13693		SOLE		13550		NONE	143
GM Mandatory Preferred			JR PFD CNV SRB		37045V209	3410		69965		SOLE		65215		NONE	4750
Goldcorp				COM			380956409	290		6000		SOLE		6000		NONE	0
Green Mountain Coffee			COM			393122106	2850		31925		SOLE		27525		NONE	4400
Headwaters				COM			42210P102	1194		381430		SOLE		355090		NONE	26340
Hugoton Royalty Trust			UNIT BEN INT		444717102	2288		100625		SOLE		94115		NONE	6510
Imperial Oil				COM NEW			453038408	233		5000		SOLE		5000		NONE	0
International Business Machine		COM			459200101	539		3144		SOLE		2878		NONE	266
iShares Barclays TIPS			BARCLYS TIPS BD		464287176	1909		17250		SOLE		16820		NONE	430
J. M. Smucker				COM NEW			832696405	329		4299		SOLE		4106		NONE	193
Japan Smaller Cap Fund			COM			47109U104	215		26150		SOLE		24400		NONE	1750
Johnson & Johnson			COM			478160104	1420		21347		SOLE		20352		NONE	995
Kinross Gold				COM NO PAR		496902404	4507		285265		SOLE		271205		NONE	14060
Kraft Foods				CL A 			50075N104	205		5810		SOLE		5810		NONE	0
Ladenburg Thalmann Financial S		COM			50575Q102	41		30000		SOLE		30000		NONE	0
Layne Christensen			COM			521050104	5450		179620		SOLE		168125		NONE	11495
LSB Industries				COM			502160104	6481		150997		SOLE		141897		NONE	9100
M.S. Emerging Markets Debt Fun		COM			61744H105	132		12440		SOLE		12440		NONE	0
Metabolix				COM			591018809	2334		326919		SOLE		306989		NONE	19930
MFS Charter Income Trust		SH BEN INT		552727109	102		10900		SOLE		8900		NONE	2000
MFS Multi Market Income			SH BEN INT		552737108	75		11000		SOLE		11000		NONE	0
Microsoft				COM			594918104	5650		217297		SOLE		203825		NONE	13472
National Oilwell Varco			COM			637071101	6598		84358		SOLE		78743		NONE	5615
Newmont Mining				COM			651639106	2467		45710		SOLE		43150		NONE	2560
Northgate Minerals			COM			666416102	39		15000		SOLE		15000		NONE	0
NorthWestern Energy			COM NEW			668074305	3233		97649		SOLE		90054		NONE	7595
NTT Docomo				SPONS ADR		62942M201	4003		223534		SOLE		209159		NONE	14375
Nuance Communications			COM			67020Y100	2454		114298		SOLE		107968		NONE	6330
Overhill Farms				COM			690212105	1675		300280		SOLE		285430		NONE	14850
Pearson Plc				SPONSORED ADR		705015105	2411		126850		SOLE		118330		NONE	8520
Penn West Petroleum Ltd			COM			707887105	1062		46030		SOLE		42930		NONE	3100
People's United Financial		COM			712704105	2236		166350		SOLE		151290		NONE	15060
Pepsico					COM			713448108	266		3771		SOLE		3521		NONE	250
Philip Morris Intl Inc			COM			718172109	549		8217		SOLE		8217		NONE	0
Platinum Group Metals			COM NEW			72765Q205	33		18800		SOLE		18800		NONE	0
Procter & Gamble			COM			742718109	1689		26569		SOLE		24450		NONE	2119
Quanta Services Inc			COM			74762E102	3629		179655		SOLE		169355		NONE	10300
Streetracks Gold Trust			GOLD SHS		78463V107	2703		18516		SOLE		17666		NONE	850
Stryker					COM			863667101	4695		80000		SOLE		74715		NONE	5285
SunOpta					COM			8676EP108	4846		681605		SOLE		640205		NONE	41400
Symantec				COM			871503108	3836		194521		SOLE		181631		NONE	12890
Telvent GIT S.A.			SHS			E90215109	3389		85162		SOLE		79917		NONE	5245
Templeton Global Income			COM			880198106	1570		142747		SOLE		134447		NONE	8301
TJX Companies				COM			872540109	3061		58279		SOLE		54729		NONE	3550
Vanguard Intermediate-Term Bon		INTERMED TERM		921937819	201		2395		SOLE		1995		NONE	400
Vanguard Short-Term Bond		SHORT TRM BOND		921937827	1222		15084		SOLE		14084		NONE	1000
Veolia Environnement			SPONSORED ADR		92334N103	1491		52628		SOLE		49778		NONE	2850
Vodafone Plc ADR			SPONS ADR NEW		92857W209	4129		154530		SOLE		144274		NONE	10256
W. P. Carey				COM			92930Y107	7736		191040		SOLE		179200		NONE	11840
Williams				COM			969457100	3173		104880		SOLE		97270		NONE	7610



